SIGNIFICANT ACCOUNTING POLICIES - Performance Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue recognized	$ 277,197
Revenue remaining performance obligation	$ 3,675,111
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	24 months